CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Millions, $ in Millions		Share Capital [Member] ILS (₪) shares		Share Capital [Member] Convenience translation into U.S. dollars [Member] USD ($) shares	Capital surplus [Member] ILS (₪)		Capital surplus [Member] Convenience translation into U.S. dollars [Member] USD ($)	Accumulated earnings [Member] ILS (₪)	Accumulated earnings [Member] Convenience translation into U.S. dollars [Member] USD ($)	Treasury shares [Member] ILS (₪)	Treasury shares [Member] Convenience translation into U.S. dollars [Member] USD ($)	ILS (₪) shares	Convenience translation into U.S. dollars [Member] USD ($)
BALANCE at Dec. 31, 2018		₪ 2			₪ 1,102			₪ 542		₪ (261)		₪ 1,385
BALANCE, shares at Dec. 31, 2018 | shares	[1]	162,628,397
CHANGES DURING THE YEAR ENDED
Profit for the year								19				19
Other comprehensive loss for the year, net of income taxes								(2)				(2)
Total comprehensive income for the year								17				17
Exercise of options and vesting of restricted shares granted to employees					(23)					23
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	287,593
Employee share-based compensation expenses								17				17
Transactions with non-controlling interests					(2)							(2)
BALANCE at Dec. 31, 2019		₪ 2			1,077			576		(238)		1,417
BALANCE, Shares at Dec. 31, 2019 | shares	[1]	162,915,990
CHANGES DURING THE YEAR ENDED
Profit for the year								17				17
Other comprehensive loss for the year, net of income taxes								1				1
Total comprehensive income for the year								18				18
Issuance of shares to shareholders			[2]		276	[3]						276
Issuance of shares to shareholders, shares | shares	[1]	19,330,183
Exercise of options and vesting of restricted shares granted to employees					(42)					42
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	580,800
Employee share-based compensation expenses								12				12
BALANCE at Dec. 31, 2020		₪ 2		$ 1	1,311		$ 421	606	$ 195	(196)	$ (63)	₪ 1,723	$ 554
BALANCE, Shares at Dec. 31, 2020 | shares	[1]	182,826,973		182,826,973								182,826,973
CHANGES DURING THE YEAR ENDED
Profit for the year								115	37			₪ 115	37
Other comprehensive loss for the year, net of income taxes								6	2			6	2
Total comprehensive income for the year								121	39			121	39
Exercise of options and vesting of restricted shares granted to employees					(32)		(10)			32	(10)
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	851,247		851,247
Employee share-based compensation expenses								15	5			15	5
BALANCE at Dec. 31, 2021		₪ 2		$ 1	₪ 1,279		$ 411	₪ 742	$ 239	₪ (164)	$ (53)	₪ 1,859	$ 598
BALANCE, Shares at Dec. 31, 2021 | shares	[1]	183,678,220		183,678,220								183,678,220

[1]	Net of treasury shares.
[2]	Representing an amount of less than 1 million.
[3]	Net of issuance costs.